Elfun Tax-Exempt Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Municipal Bonds and Notes – 100.0% †

Alaska – 0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	$2,115,000	$2,338,027	(a)
5.00%	12/01/27	385,000	419,769
			2,757,796

Arizona – 1.9%
Maricopa County Industrial Development Authority
4.00%	01/01/41	3,000,000	3,166,230
Phoenix Civic Improvement Corp. (NPFG Insured)
5.50%	07/01/23 - 07/01/24	7,260,000	8,532,148	(b)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	7,500,000	7,926,150
University Medical Center Corp.
6.50%	07/01/39	1,000,000	1,012,200	(a)
University of Arizona
5.00%	06/01/46	5,000,000	5,749,400
			26,386,128

Arkansas – 0.3%
University of Arkansas
5.00%	11/01/46 - 11/01/47	3,580,000	4,153,178
			4,153,178

California – 11.9%
California Educational Facilities Authority
6.13%	10/01/36	1,500,000	1,675,512	(a)
California Health Facilities Financing Authority
5.50%	08/15/26	5,000,000	5,277,700	(a)
6.00%	07/01/39	5,000,000	5,056,000	(a)
California State Department of Water Resources
5.00%	05/01/21 - 12/01/29	14,700,000	16,663,091
5.00%	12/01/21	5,000	5,473	(c)
5.00%	12/01/29	30,000	35,662	(a)
California State Public Works Board
5.00%	10/01/28	1,500,000	1,619,280
5.13%	10/01/31	2,000,000	2,159,520
5.25%	09/01/29	10,160,000	11,550,802
6.00%	04/01/26	8,475,000	8,475,000	(a)
California State University
4.00%	11/01/45	5,900,000	6,213,172
City of Los Angeles Wastewater System Revenue
5.00%	06/01/43	10,000,000	11,925,700
Los Angeles Department of Water & Power Power System Revenue
5.00%	07/01/48	5,500,000	6,486,425
Los Angeles Harbor Department
5.00%	08/01/26	8,000,000	8,090,720
Marin Healthcare District
4.00%	08/01/47	2,500,000	2,642,775
Mount San Antonio Community College District GO, Series 2019 A
4.00%	08/01/49	3,000,000	3,236,040	(d)
San Diego Community College District
5.00%	08/01/41	10,000,000	10,853,700	(a)
San Francisco City & County Airport Commission-San Francisco International Airport
5.00%	05/01/48 - 05/01/49	17,500,000	20,731,275
State of California
4.00%	04/01/49	700,000	750,904
5.00%	02/01/31 - 08/01/46	21,720,000	24,361,282
5.25%	04/01/35 - 11/01/40	12,750,000	13,498,520
University of California
5.00%	05/15/38	4,000,000	4,440,960
			165,749,513

Colorado – 1.9%
Colorado Health Facilities Authority
5.00%	06/01/47	1,750,000	1,921,850
Metro Wastewater Reclamation District
5.00%	04/01/27	1,730,000	1,894,869
Regional Transportation District
4.25%	11/01/36	3,405,000	4,082,220

		Principal Amount	Fair Value
5.00%	11/01/27 - 11/01/29	$13,760,000	$16,592,668
5.38%	06/01/31	2,500,000	2,598,825
			27,090,432

Connecticut – 4.8%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40	6,775,000	7,069,306	(a)
5.00%	07/01/46	6,500,000	7,270,380
South Central Connecticut Regional Water Authority
5.00%	08/01/27 - 08/01/28	2,195,000	2,470,907
State of Connecticut
5.00%	01/01/22 - 05/01/37	15,600,000	17,395,612
State of Connecticut Special Tax Revenue
4.00%	09/01/36	5,000,000	5,248,650
5.00%	10/01/27 - 10/01/36	23,325,000	26,001,687
Town of Fairfield
5.00%	08/01/21	1,000,000	1,080,830
			66,537,372

Delaware – 1.1%
Delaware State Health Facilities Authority
5.00%	10/01/40	6,300,000	6,580,665
Delaware Transportation Authority
5.00%	06/01/45	6,680,000	7,485,742
State of Delaware
5.00%	07/01/28	825,000	860,318	(a)
5.00%	07/01/28	175,000	182,264
			15,108,989

District of Columbia – 2.2%
District of Columbia
4.00%	10/15/39 - 10/15/44	9,485,000	10,317,118
5.00%	06/01/38 - 04/01/42	7,430,000	8,461,079
5.00%	04/01/42	1,820,000	2,238,273	(a)
Washington Metropolitan Area Transit Authority
5.00%	07/01/34 - 07/01/43	8,375,000	9,840,485
			30,856,955

Florida – 1.2%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000,000	1,000,000	(a)
City of Tampa Water & Wastewater System Revenue
5.00%	10/01/27	8,560,000	9,251,648
County of Miami-Dade FL Water & Sewer System Revenue
5.00%	10/01/43	5,000,000	5,896,550
			16,148,198

Georgia – 7.3%
Atlanta Development Authority
5.25%	07/01/40	8,925,000	10,261,787
City of Atlanta Department of Aviation
5.00%	01/01/25 - 01/01/34	18,500,000	20,246,515
City of Atlanta Water & Wastewater Revenue
5.00%	11/01/41	5,000,000	5,889,300
5.25%	11/01/30	5,690,000	6,522,959
6.25%	11/01/39	10,000,000	10,275,800	(a)
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500,000	12,689,045	(b)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500,000	8,592,480	(a)
Gwinnett County Development Authority
5.00%	07/01/37 - 07/01/40	9,325,000	10,790,536
Municipal Electric Authority of Georgia
5.00%	01/01/35	5,500,000	6,052,365
State of Georgia
4.00%	07/01/36	10,000,000	11,005,000
			102,325,787

Hawaii – 2.2%
City & County of Honolulu
5.00%	04/01/33	8,000,000	8,000,000	(a)

Elfun Tax-Exempt Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
State of Hawaii GO
5.00%	01/01/36	$4,850,000	$5,904,487
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800,000	16,516,372
			30,420,859

Illinois – 4.2%
City of Chicago O’Hare International Airport Revenue
5.00%	01/01/48	6,000,000	6,936,660
City of Chicago O’Hare International Airport Revenue
5.00%	01/01/46	1,000,000	1,112,270
5.25%	01/01/42	8,000,000	9,259,040
5.63%	01/01/35	4,035,000	4,323,059	(a)
5.63%	01/01/35	965,000	1,027,686
5.75%	01/01/39	9,655,000	10,365,029	(a)
5.75%	01/01/39	1,845,000	1,966,825
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.65%	06/15/22	785,000	882,703	(b,c)
5.65%	06/15/22	3,520,000	3,855,914	(b)
Southwestern Illinois Development Authority (NPFG Insured)
5.00%	10/01/21	195,000	211,216	(b,c)
5.00%	10/01/21	3,805,000	4,095,930	(b)
State of Illinois
5.00%	05/01/26 - 03/01/31	13,600,000	14,348,629
			58,384,961

Indiana – 0.4%
Indianapolis Local Public Improvement Bond Bank Rev., Series 2019 A
4.00%	02/01/44	5,500,000	5,914,095	(d)

Kentucky – 2.1%
Kentucky State Property & Building Commission
5.00%	02/01/33 - 04/01/37	11,705,000	13,259,635
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	14,340,000	15,468,415
			28,728,050

Louisiana – 1.0%
City of New Orleans Sewerage Service Revenue
5.00%	06/01/44 - 06/01/45	3,900,000	4,223,997
Louisiana Public Facilities Authority
5.00%	05/15/47	10,000	12,085	(a)
State of Louisiana
5.00%	09/01/19	10,050,000	10,196,127	(c)
			14,432,209

Maine – 0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	315,000	329,083	(a)
5.25%	07/01/21	1,475,000	1,539,074
Maine Turnpike Authority
5.00%	07/01/42	1,000,000	1,084,200
6.00%	07/01/34	1,250,000	1,263,912	(a)
			4,216,269

Maryland – 3.1%
City of Baltimore
5.00%	07/01/38 - 07/01/46	23,375,000	26,500,001
County of Prince George’s
5.00%	09/15/24	3,450,000	3,731,727
5.00%	09/15/25	5,340,000	5,789,735	(a)
Maryland Economic Development Corp.
5.75%	06/01/35	3,000,000	3,145,770	(a)
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/34	1,945,000	1,961,630	(a)
5.00%	07/01/34 - 08/15/41	1,355,000	1,434,233
			42,563,096

Massachusetts – 5.1%
Commonwealth of Massachusetts
4.00%	05/01/44	3,045,000	3,248,863
5.00%	03/01/46	7,000,000	7,820,820
5.25%	09/01/43 - 01/01/44	17,825,000	21,624,818

		Principal Amount	Fair Value
Massachusetts Department of Transportation
5.00%	01/01/37	$10,000,000	$10,232,400
Massachusetts Development Finance Agency
4.00%	07/01/44	1,645,000	1,675,712
5.75%	07/01/39	3,325,000	3,359,979	(a)
5.75%	07/01/39	1,675,000	1,692,186
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34	7,500,000	7,564,125	(a)
Massachusetts School Building Authority
5.00%	08/15/28	5,000,000	5,520,500
Massachusetts Water Resources Authority
5.00%	08/01/32	4,140,000	4,647,605
5.00%	08/01/41	3,000,000	3,233,070	(a)
6.50%	07/15/19	945,000	958,485	(c)
			71,578,563

Michigan – 1.1%
Lansing Board of Water & Light
5.00%	07/01/37	3,500,000	3,723,825
Michigan Finance Authority
5.00%	12/01/47	4,000,000	4,335,160
State of Michigan
5.00%	03/15/27	4,415,000	5,435,616
University of Michigan Revenue
5.00%	04/01/46	1,000,000	1,151,040
			14,645,641

Minnesota – 1.1%
City of Minneapolis
4.00%	11/15/48	1,000,000	1,043,730
City of Rochester
4.00%	11/15/48	5,330,000	5,668,562
City of St Cloud Rev.
5.00%	05/01/48	2,000,000	2,337,420
Housing & Redevelopment Authority of The City of Saint Paul Minnesota
4.00%	11/15/43	1,000,000	1,053,360
University of Minnesota
5.00%	09/01/39	4,350,000	5,125,126
			15,228,198

Missouri – 1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00%	10/01/44	8,010,000	8,819,491
Health & Educational Facilities Authority of the State of Missouri
4.00%	11/15/48	2,200,000	2,314,818
Kansas City Sanitary Sewer System Revenue
4.00%	01/01/40	1,725,000	1,810,922
Metropolitan St. Louis Sewer District
5.00%	05/01/45 - 05/01/46	3,000,000	3,424,230
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610,000	4,780,662
Missouri Joint Municipal Electric Utility Commission
5.00%	01/01/34	1,950,000	2,174,737
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525,000	526,355
			23,851,215

New Jersey – 6.9%
New Jersey Economic Development Authority
5.00%	06/15/41 - 06/15/43	11,750,000	12,717,665
5.25%	06/15/40	4,000,000	4,333,160
5.50%	12/15/29	3,345,000	3,371,894	(a)
5.50%	12/15/29	1,655,000	1,667,032
New Jersey Educational Facilities Authority
5.50%	09/01/30 - 09/01/33	14,700,000	16,741,833
New Jersey Health Care Facilities Financing Authority (AGMC Insured)
4.13%	07/01/38	6,215,000	6,473,046	(b)
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500,000	7,551,075
New Jersey State Turnpike Authority
5.00%	01/01/33 - 01/01/45	15,400,000	17,480,296
5.00%	01/01/38	4,000,000	4,437,960	(a)

Elfun Tax-Exempt Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
New Jersey Transportation Trust Fund Authority
5.00%	12/15/34 - 06/15/45	$7,250,000	$7,979,245
5.25%	06/15/36	7,350,000	7,675,899
New Jersey Turnpike Authority
4.00%	01/01/48	5,000,000	5,307,150
			95,736,255

New Mexico – 0.1%
New Mexico Finance Authority
5.00%	06/15/23	1,750,000	1,820,945

New York – 11.3%
City of New York
5.00%	08/01/26 - 04/01/43	7,500,000	8,871,165
Hudson Yards Infrastructure Corp.
5.00%	02/15/39 - 02/15/45	11,000,000	12,741,850
Long Island Power Authority
6.00%	05/01/33	7,500,000	7,527,225	(a)
Metropolitan Transportation Authority
5.00%	11/15/29 - 11/15/37	7,960,000	8,949,145
New York City Transitional Finance Authority Building Aid Revenue
5.00%	07/15/36	6,000,000	7,206,840
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%	11/01/42	5,000,000	5,403,400	(d)
5.00%	11/01/21 - 02/01/43	32,500,000	35,978,400
New York City Water & Sewer System
5.00%	06/15/49	6,460,000	7,588,110
New York Liberty Development Corp.
5.00%	11/15/44	5,000,000	5,345,900
5.13%	01/15/44	10,000,000	10,253,800
New York State Dormitory Authority
4.00%	08/01/38 - 07/01/41	6,655,000	7,178,332
5.00%	03/15/45 - 07/01/46	16,500,000	19,366,460
5.50%	05/01/37	2,500,000	2,508,075	(a)
6.00%	07/01/40	2,000,000	2,112,020	(a)
New York State Thruway Authority
5.00%	05/01/19	6,000,000	6,016,620
Port Authority of New York & New Jersey
5.00%	11/15/47 - 09/01/48	6,500,000	7,637,930
Westchester County Healthcare Corp.
6.13%	11/01/37	2,220,000	2,379,751	(a)
6.13%	11/01/37	280,000	297,539
			157,362,562

North Carolina – 1.2%
City of Charlotte
5.00%	06/01/23	4,320,000	4,491,590
North Carolina Capital Facilities Finance Agency
4.00%	10/01/44	2,000,000	2,141,400
North Carolina Medical Care Commission
4.00%	06/01/42	1,500,000	1,589,910
State of North Carolina
4.75%	05/01/30	4,130,000	4,274,633	(a)
The University of North Carolina at Charlotte
5.00%	10/01/47	3,545,000	4,132,548
			16,630,081

Ohio – 5.0%
City of Columbus
5.00%	07/01/26 - 08/15/30	18,055,000	20,599,501	(a)
County of Franklin
5.00%	12/01/47	1,125,000	1,285,571
Cuyahoga Community College District
5.00%	08/01/26	1,800,000	1,852,218	(a)
Northeast Ohio Regional Sewer District
4.00%	11/15/43	7,550,000	8,102,283
5.00%	11/15/38	12,000,000	13,620,120	(a)
Ohio State Turnpike Commission
5.25%	02/15/39	18,250,000	20,309,512
University of Cincinnati
5.00%	06/01/45	3,500,000	4,038,615
			69,807,820

		Principal Amount	Fair Value
Oklahoma – 0.7%
Oklahoma Capital Improvement Authority
5.00%	07/01/28 - 07/01/29	$5,000,000	$5,729,980
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500,000	3,694,915
			9,424,895

Oregon – 0.9%
Eugene Water Revenue
4.00%	08/01/45	1,000,000	1,055,640
Salem-Keizer School District No 24J
5.00%	06/15/37	10,000,000	12,016,700
			13,072,340

Pennsylvania – 6.0%
City of Philadelphia
5.00%	08/01/36	5,000,000	5,674,800
City of Philadelphia Water & Wastewater Revenue
5.00%	01/01/36 - 10/01/47	23,000,000	25,768,110
Delaware River Port Authority
5.00%	01/01/29 - 01/01/40	8,600,000	9,932,021
General Authority of Southcentral Pennsylvania Rev.
4.00%	06/01/49	3,015,000	3,166,594	(d)
Pennsylvania Economic Development Financing Authority
4.00%	11/15/42	5,000,000	5,232,900
Pennsylvania State University
5.00%	09/01/41	1,200,000	1,395,420
Pennsylvania Turnpike Commission
5.00%	06/01/29	10,000,000	10,056,656	(a)
5.25%	06/01/39	9,500,000	9,557,855	(a)
6.00%	12/01/34	12,000,000	12,879,720	(a)
			83,664,076

Rhode Island – 0.6%
Rhode Island Health & Educational Building Corp.
5.00%	09/01/43	5,000,000	5,563,250
Rhode Island Infrastructure Bank Water Pollution Control Revenue
5.00%	10/01/28	2,200,000	2,632,344
			8,195,594

South Carolina – 1.6%
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315,000	2,496,565
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500,000	5,946,160	(b)
South Carolina State Public Service Authority
5.00%	12/01/37 - 12/01/38	12,000,000	13,538,160
			21,980,885

Tennessee – 0.6%
City of Memphis
4.00%	06/01/46	5,000,000	5,258,850
County of Shelby
5.00%	03/01/21	3,500,000	3,608,150
			8,867,000

Texas – 7.3%
City of Austin Airport System Revenue
5.00%	11/15/46	3,000,000	3,416,310
City of Austin Water & Wastewater System Revenue
5.00%	11/15/42	13,595,000	14,930,845
City of Dallas Waterworks & Sewer System Revenue
5.00%	10/01/46	3,550,000	4,128,082
City of Houston Utility System Revenue
5.00%	05/15/28 - 11/15/33	10,470,000	11,467,943
5.25%	11/15/30 - 11/15/31	12,000,000	12,713,160	(a)
Dallas/Fort Worth International Airport
5.25%	11/01/29	5,000,000	5,736,700
Harris County-Houston Sports Authority
5.00%	11/15/30	2,000,000	2,270,000
Lower Colorado River Authority Rev.
5.00%	05/15/44	2,000,000	2,302,320

Elfun Tax-Exempt Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
North Texas Tollway Authority
5.00%	09/01/31	$3,500,000	$3,781,505	(a)
5.00%	01/01/39 - 01/01/48	5,000,000	5,736,020
6.00%	01/01/38	5,000,000	5,380,150	(a)
North Texas Tollway Authority (AGMC Insured)
4.00%	01/01/34	5,000,000	5,370,000	(b)
Texas Transportation Commission State Highway Fund
5.00%	04/01/23	10,750,000	12,149,005
The University of Texas System
5.00%	08/15/26	10,000,000	12,213,800
			101,595,840

Utah – 0.9%
Utah State Board of Regents
5.00%	11/01/30	4,000,000	4,206,080
Utah Transit Authority
5.00%	06/15/42	3,045,000	3,364,908	(a)
5.00%	06/15/42	4,455,000	4,808,727
			12,379,715

Virginia – 1.8%
County of Fairfax
4.00%	10/01/35	6,645,000	7,436,021

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)

Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(b)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Fund had no insurance concentrations of 5% or greater as of March 31, 2019 (as a percentage of net assets).
(c)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)	Coupon amount represents effective yield.
(f)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2019.

Abbreviations:

AGC	Assured Guaranty Corporation
AGMC	Assured Guaranty Municipal Company
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Corporations
NPFG	National Public Finance Guaranty Corporation
TBA	To Be Announced

		Principal Amount	Fair Value
County of Henrico Water & Sewer Revenue
5.00%	05/01/46	$2,530,000	$2,924,857
University of Virginia
5.00%	04/01/47	6,000,000	7,072,680
Virginia Resources Authority
4.00%	11/01/41	5,585,000	5,973,995
5.00%	11/01/46	1,720,000	2,003,387
			25,410,940
Total Municipal Bonds and Notes (Cost $1,331,175,855)			1,393,026,452
Short-Term Investments – 0.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.43% (Cost $623,195)		623,195	623,195	(e,f)

Total Investments (Cost $1,331,799,050)			1,393,649,647

Liabilities in Excess of Other Assets, net – (0.1)%			(880,167)

NET ASSETS – 100.0%			$1,392,769,480

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities
	Municipal Bonds and Notes	$—	$1,393,026,452	$—	$1,393,026,452
	Short-Term Investments	623,195	—	—	623,195

	Total Investments in Securities	$623,195	$1,393,026,452	$—	$1,393,649,647

Elfun Tax-Exempt Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	12,476,076	$12,476,076	$86,312,738	$98,165,619	$—	$—	623,195	$623,195	$107,357

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Delayed Delivery Transactions and When- Issued Securities

During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on the delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Income Taxes

At March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Tax-Exempt Income Fund	$1,331,832,070	$64,741,934	$2,924,357	$61,817,577